Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Unaudited Interim Condensed Consolidated Balance Sheets
Accounts Receivable, Allowance for Credit Loss, Current	$ 0.6	$ 0.5